Income (expense) from investments	12 Months Ended
Dec. 31, 2020
Income (expense) from investments
Income (expense) from investments

31 Income (expense) from investments

Share of profit (loss) of equity-accounted investments

More information is provided in note 15 — Investments.

Share of profit or loss of equity accounted investments by industry segment is disclosed in note 35 — Segment information and information by geographical area.

Other gain (loss) from investments

(€ million)	2020	2019	2018
Dividends	150	247	231
Net gain (loss) on disposals		19	22
Other net income (expense)	(75)	15	910
	75	281	1,163

Dividend income primarily related to Nigeria LNG Ltd for €113 million and to Saudi European Petrochemical Co for €28 million (€186 million, €46 million in 2019 and €187 million and €35 million in 2018).

In 2018, other net income included a gain of €889 million deriving from the business combination between Eni Norge AS and Point Resources AS, with the establishment of joint venture the Vår Energi AS, determined by the difference between the book value of the investment corresponding to the fair value of the combined net assets and the book value of the net assets sold.